OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Before Tax Amount
Other Comprehensive Income (Loss)	$ 1,891	$ (1,326)	$ 2,613
Income Tax (Expense) Recovery
Other Comprehensive Income (Loss)	(63)	54	(216)
Net of Tax Amount
Other comprehensive income (loss) (Note 26)	1,828	(1,272)	2,397
Foreign currency translation gains and losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	1,582	(1,148)	1,410
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	20	7	84
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	1,602	(1,141)	1,494
Reclassification of foreign currency translation (gains) on net investment on disposal of foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(25)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	0
Net of Tax Amount
Reclassification from accumulated other comprehensive income (loss)	25
Currency Translation Adjustments
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	692	(231)	1,450
Reclassification from accumulated other comprehensive income (loss)	(15)	0	0
Other comprehensive income (loss) (Note 26)	677	(231)	1,450
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(23)	23	(48)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	5	(6)	12
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(18)	17	(36)
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	46		(58)
Reclassification from accumulated other comprehensive Income (loss)	(20)	97	63
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	(11)		19
Reclassification from AOCI	4	(23)	(21)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	35		(39)
Reclassification from accumulated other comprehensive income (loss)	(16)	74	42
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	107	(15)	81
Reclassification from accumulated other comprehensive Income (loss)	(6)		9
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	(24)	4	(18)
Reclassification from AOCI	0		(3)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	83	(11)	63
Reclassification from accumulated other comprehensive income (loss)	(6)		6
Other comprehensive income (loss) on equity investments
Before Tax Amount
Other Comprehensive Income (Loss)	230	(283)	1,156
Income Tax (Expense) Recovery
Other Comprehensive Income (Loss)	(57)	72	(289)
Net of Tax Amount
Other comprehensive income (loss) (Note 26)	$ 173	$ (211)	$ 867